Note 8 - Income Tax - Changes in Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Net deferred tax liability as of January 1	$ 4,322	$ 12,414
Expense (benefit) in Statement of Operations	3,040	(8,092)
Net deferred tax liability	7,362	4,322
Deferred tax assets			$ 4,383	$ 6,204
Deferred tax liabilities			11,745	10,526
Net deferred tax liability	$ 7,362	$ 12,414	$ 7,362	$ 4,322